Note 9 - Senior Secured and Senior Unsecured Notes Payable (Details Textual) - USD ($)			3 Months Ended		9 Months Ended
	Jul. 03, 2024	Jun. 28, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Gain (Loss) on Extinguishment of Debt			$ 71,000	$ 0	$ 14,591,000	$ 0
June 25, 2024 Senior Secured Notes [Member]
Debt Instrument, Face Amount		$ 300,000
June 28, 2024 Senior Secured Notes [Member]
Debt Instrument, Face Amount		100,000
June 2025 Senior Secured Notes [Member]
Proceeds from Issuance of Debt		$ 350,000
Debt Instrument, Original Issue Discount, Percentage		15.00%
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Fair Value Disclosure		$ 400,000
Debt Instrument, Excess of Fair Value Over Face Value		$ 41,000
July 2024 Senior Secured Notes [Member]
Debt Instrument, Face Amount	$ 100,000
July 2024 Senior Unsecured Promissory Note [Member]
Debt Instrument, Face Amount	100,000
July 2024 Notes [Member]
Proceeds from Issuance of Debt	$ 200,000
Debt Instrument, Original Issue Discount, Percentage	15.00%
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument Interest Rate Default Percentage	18.00%
Debt Instrument, Fair Value Disclosure	$ 230,000
Debt Instrument, Excess of Fair Value Over Face Value	$ 27,000
June 2025 Senior Secured Notes and July 2024 Notes [Member]
Debt Instrument, Fair Value Disclosure			700,000		700,000
Gain (Loss) on Extinguishment of Debt			0
Long-Term Debt, Gross			$ 0		$ 0